Derivative Warrant Liability (Details) - Schedule of derivative warrant liability (Parentheticals) - shares	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Derivative Warrant Liability Abstract
Issuance of warrants	21,228,900	21,228,900	21,228,900	21,228,900	21,228,900